Current and long-term debt - Schedule of current and non-current portion of debt (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about borrowings [line items]
Current portion of long-term bank debt	$ 220,965	$ 31,504
Sale and leaseback	206,757	269,145
Current portion of long-term debt	427,722	300,649
Non-current portion of bank debt and bonds	939,188	264,106
Sale and leaseback	221,380	871,469
Total debt outstanding	1,588,290	1,436,224
Finance lease
Disclosure of detailed information about borrowings [line items]
Total debt outstanding	3,200	8,200
Deferred financing fees
Disclosure of detailed information about borrowings [line items]
Current portion of long-term debt	5,846
Non-current portion of bank debt and bonds	22,968
Total debt outstanding	28,814	12,758
Unamortized deferred financing fees	5,000	500
Deferred financing fees | Finance lease
Disclosure of detailed information about borrowings [line items]
Current portion of long-term debt	800	800
Non-current portion of bank debt and bonds	20,600	4,000
Sale and leaseback	2,300	7,400
Prepaid interest, borrowings	$ 300	$ 2,500